STRATEGIC PARTNERS REAL ESTATE FUND

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

June 2, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Strategic Partners Real Estate Fund
1933 Act File No.: 333-42705
1940 Act File No.: 811-08565

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on May 31, 2006.

If you have any questions concerning this filing, please contact Claudia DiGiacomo at (973) 802-5032.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary